Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 2,872	$ 3,334	$ 1,652
Accounts receivable	1,067	1,566	1,967
Prepaid expenses	388	152	91
Total current assets	4,327	5,052	3,710
Property and Equipment:
Equipment		1,138	881
Furniture and fixtures		43	43
Leasehold improvements		63	63
Property and equipment, gross		1,244	987
Accumulated depreciation and amortization		(909)	(787)
Property and equipment, net	311	335	200
Finance leases, right-of-use assets, net	41	62	121
Operating leases, right-of-use assets, net	1,223	1,348	0
Other assets	36	38	38
Total noncurrent assets	1,611	1,783
TOTAL ASSETS	5,938	6,835	4,069
Current Liabilities:
Accounts payable, trade	1,152	252	193
Accrued expenses		828	1,403
Dividends payable	19	20	594
Finance leases liabilities, current portion	38	43	58
Operating leases liabilities, current portion	291	284	0
PPP loan payable, current portion	285	0	0
Deferred revenue	164	516	1,004
Total current liabilities	1,949	1,943	3,252
Loan payable to officer			1,815
Finance leases liability, noncurrent portion	5	21	64
Operating leases liability, noncurrent portion	1,170	1,315
PPP loan payable, noncurrent portion	345	0	0
Total noncurrent liabilities	1,520	1,336
Commitments and contingencies
Stockholders’ Equity (Deficit):
Common stock value	138	136	133
Common stock held in treasury, at cost	(362)	(362)	(362)
Additional paid-in-capital	56,946	56,759	56,609
Accumulated deficit	(55,957)	(54,777)	(59,242)
Accumulated other comprehensive loss	(43)	(43)	(43)
Total stockholders’ equity (deficit)	2,469	3,556	(1,062)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	5,938	6,835	4,069
Series 1 Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	707	707	707
Series 2 Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	661	724	724
Series 3 Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock value	$ 379	$ 412	$ 412